Note 13 - Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current	$ 888	$ 731
Deferred	(185)	(38)
Total federal	703	693
State, current	33	30
Total	$ 736	$ 723